Guarantee Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Guarantee Deposits

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Capacity guarantee	$1,499.4	$—
Others	230.5	350.0

	$1,729.9	$350.0

Current portion (classified under accrued expenses and other current liabilities)	$1,553.0	$84.4
Noncurrent portion	176.9	265.6

	$1,729.9	$350.0